UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-00524

The Dreyfus/Laurel Funds Trust

(Exact name of Registrant as specified in charter)

            c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

(Address of principal executive offices)     (Zip code)

            John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:          10/31

Date of reporting period:         1/31/15

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2015 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Australia--1.1%
Dexus Property Group	491,742		2,934,022
Denmark--1.9%
TDC	707,694		5,244,215
France--5.7%
Sanofi	89,940		8,285,614
Suez Environnement	157,768		2,898,812
Total	90,672		4,684,549
			15,868,975
Germany--1.8%
Deutsche Post	153,130		4,976,431
Hong Kong--1.3%
Link REIT	547,500		3,695,965
Ireland--1.0%
CRH	114,919		2,765,454
Italy--.8%
Atlantia	85,000		2,187,658
Luxembourg--1.0%
SES	77,264		2,817,401
Netherlands--6.8%
Koninklijke Ahold	81,000		1,463,963
Reed Elsevier	277,705		6,804,782
Royal Dutch Shell, Cl. A	143,665		4,399,876
Wolters Kluwer	212,746		6,367,076
			19,035,697
Norway--3.8%
Orkla	890,000		6,565,188
Statoil	239,000		3,985,698
			10,550,886
Singapore--.5%
Singapore Technologies Engineering	557,400		1,381,850
South Korea--.9%
Macquarie Korea Infrastructure Fund	370,750		2,490,673
Sweden--1.8%
TeliaSonera	831,221		5,121,036
Switzerland--10.1%
Nestle	44,437		3,403,737
Novartis	89,420		8,718,665
Roche Holding	29,100		7,861,439
Zurich Insurance Group	24,120	a	8,007,036
			27,990,877
Thailand--1.0%
Bangkok Bank	461,800		2,705,195
United Kingdom--14.8%
BAE Systems	411,779		3,140,459
Balfour Beatty	630,000		2,104,430

Centrica	1,995,000		8,810,390
Cobham	286,016		1,403,624
GlaxoSmithKline	368,562		8,112,275
Imperial Tobacco Group	67,000		3,147,502
SSE	263,000		6,368,462
Tesco	726,970		2,453,930
Vodafone Group	1,564,000		5,508,364
			41,049,436
United States--44.0%
Annaly Capital Management	294,865	b	3,113,774
CA	200,900		6,087,270
Cisco Systems	205,000		5,404,825
Clorox	61,508		6,563,519
Kraft Foods Group	50,658		3,309,994
Las Vegas Sands	53,000		2,881,610
Mattel	167,289		4,500,074
Merck & Co.	101,017		6,089,305
Microsoft	321,373		12,983,469
Northeast Utilities	134,701		7,486,682
Paychex	136,710		6,187,495
PDL BioPharma	30,588		222,987
Pfizer	178,055		5,564,219
Philip Morris International	142,541		11,437,490
Procter & Gamble	68,815		5,800,416
Reynolds American	246,900		16,776,855
Sysco	242,525		9,499,704
Two Harbors Investment	276,550		2,853,996
Verizon Communications	118,746		5,427,880
			122,191,564
Total Common Stocks
(cost $243,170,074)			273,007,335

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $445,673)	445,673	[c]	445,673

Total Investments (cost $243,615,747)	98.5%		273,453,008
Cash and Receivables (Net)	1.5%		4,230,073
Net Assets	100.0%		277,683,081

REIT- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $29,837,261 of which $43,025,567 related to appreciated investment securities and $13,188,306 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	22.7
Health Care	16.1
Consumer Services	11.1
Industrial	9.6
Utilities	9.2
Technology	8.8
Financial	8.4
Telecommunications	7.7
Oil & Gas	4.7
Money Market Investment	.2
98.5
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Japanese Yen,
Expiring:
2/13/2015 a	31,228,000	258,735	265,963	7,228
2/13/2015 b	1,654,390,636	14,084,678	14,090,141	5,463

Sales:		Proceeds ($)

British Pound,
Expiring:
2/13/2015 a	167,193	258,735	251,805	6,930
2/13/2015 b	9,126,000	14,084,679	13,744,381	340,298

Euro,
Expiring
2/13/2015 c	9,478,000	11,876,408	10,711,404	1,165,004

Singapore Dollar,
Expiring:
2/2/2015 b	414,710	306,893	306,557	336
2/3/2015 c	61,230	45,238	45,262	(24)
2/4/2015 c	90,147	66,599	66,638	(39)

Gross Unrealized Appreciation				1,525,259
Gross Unrealized Depreciation				(63)

Counterparties:
a JP Morgan Chase Bank
b Royal Bank of Scotland
c UBS

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
Assets ($)	Quoted Prices	Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	122,191,564	-		-	122,191,564
Equity Securities - Foreign Common Stocks+	-	150,815,771	++	-	150,815,771
Mutual Funds	445,673	-		-	445,673
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	1,525,259		-	1,525,259
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(63)		-	(63)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--94.9%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--4.6%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	96,025,000		77,010,626
Brazil--.5%
Brazilian Government,
Notes	BRL	10.00	1/1/25	23,500,000		7,920,330
Canada--5.0%
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	6,388,409	b	5,061,559
Canadian Government,
Bonds	CAD	2.25	6/1/25	53,000,000		45,611,199
Canadian Government,
Bonds	CAD	3.50	12/1/45	18,000,000		19,586,952
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	1,698,263	b	1,341,370
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	13,575,000	b	10,840,557
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	2,524,690	b	1,995,194
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	124,934		98,352
						84,535,183
France--7.1%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	7,715,000	c	9,220,417
Electricite de France,
Sub. Notes	EUR	5.38	1/29/49	3,100,000	c	4,199,954
French Government,
Bonds	EUR	1.75	11/25/24	10,000,000		12,588,987
French Government,
Bonds	EUR	4.50	4/25/41	44,250,000		85,566,217
GDF Suez,
Sub. Notes, Ser. NC5	EUR	3.00	6/29/49	4,000,000	c	4,724,331
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	3,100,000	c	3,677,397
						119,977,303
Germany--6.6%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	7,700,000	c	10,799,977
Deutsche Annington Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,074,312
Driver Thirteen,
Ser. 13, Cl. A	EUR	0.25	2/22/21	5,100,000	c	5,766,430
German Government,
Bonds	EUR	1.00	8/15/24	24,025,000		28,997,069
German Government,
Bonds	EUR	2.50	8/15/46	6,300,000		10,104,938
German Government,
Bonds	EUR	1.75	4/15/20	37,800,000	d	52,403,471
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000		30,694
						110,176,891
Hungary--.1%
Hungarian Development Bank,
Gov't Gtd. Notes		6.25	10/21/20	2,100,000	b	2,373,407
Iceland--.5%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	7,925,000		8,275,729
India--.5%
State Bank India/London,
Sr. Unscd. Notes		3.62	4/17/19	8,025,000	b	8,345,904
Indonesia--.4%
Indonesian Government,
Sr. Unscd. Notes		4.13	1/15/25	6,100,000	b	6,298,250
Ireland--2.9%
Irish Government,
Unscd. Bonds	EUR	0.80	3/15/22	2,875,000		3,275,075
Irish Government,
Bonds	EUR	2.40	5/15/30	14,650,000		18,573,199
Irish Government,
Unscd. Bonds	EUR	3.40	3/18/24	19,280,000		26,396,493

						48,244,767
Italy--7.8%
Enel,
Sub. Bonds		8.75	9/24/73	3,800,000	b,c	4,521,050
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,700,000		8,556,211
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,800,000		4,637,515
Italian Government,
Treasury Bonds	EUR	1.50	8/1/19	26,900,000		31,340,676
Italian Government,
Treasury Bonds	EUR	2.75	11/15/16	6,575,000		7,744,586
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	25,750,000		31,896,468
Italian Government,
Bonds	EUR	4.75	9/1/44	15,450,000	b	24,962,654
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	5,300,000		8,938,753
Wind Acquisition Finance,
Scd. Notes		7.38	4/23/21	1,500,000	b	1,458,750
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	4,375,000	b	4,566,406
Wind Acquisition Finance,
Sr. Scd. Notes	EUR	4.00	7/15/20	1,200,000	b	1,347,654
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	775,000	b	879,030
						130,849,753
Japan--5.8%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000		308,778
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		227,770
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	10,368,400,000		96,865,031
						97,401,579
Kazakhstan--.1%
KazAgro National Management Holding,
Sr. Unscd. Notes	EUR	3.26	5/22/19	2,545,000		2,475,474
Latvia--.2%
Latvian Government,
Unscd. Notes	EUR	2.63	1/21/21	3,250,000		4,105,101
Lithuania--1.5%
Lithuanian Government,
Sr. Unscd. Notes	EUR	2.13	10/29/26	15,487,000		19,425,251
Lithuanian Government,
Sr. Unscd. Notes	EUR	3.38	1/22/24	3,700,000	e	5,082,817
						24,508,068
Luxembourg--.5%
Intelsat Jackson Holdings,
Gtd. Bonds		5.50	8/1/23	8,500,000		8,425,625
Mexico--.1%
Alfa,
Sr. Unscd. Notes		6.88	3/25/44	1,125,000	b	1,200,937
Morocco--2.3%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	19,525,000		23,320,743
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	12,300,000		15,532,058
						38,852,801
Netherlands--3.1%
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	8,100,000	c	9,634,859
Netherlands Government,
Bonds	EUR	1.25	1/15/19	25,250,000	b	29,992,164
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	6,625,000	c	7,736,381
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	3,675,000	b	3,978,187
						51,341,591
New Zealand--3.3%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 420	NZD	3.00	4/15/20	44,250,000		31,985,956
New Zealand Government,
Sr. Unscd. Bonds, Ser. 319	NZD	5.00	3/15/19	11,925,000		9,298,061
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	17,350,000		13,609,679
						54,893,696

Norway--.2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	18,275,000		2,774,683
Poland--2.1%
Polish Government,
Bonds, Ser. 1019	PLN	5.50	10/25/19	111,100,000		35,163,484
Portugal--2.5%
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	10/15/25	13,200,000	b	15,308,217
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	19,230,000	b	27,458,422
						42,766,639
Romania--1.1%
Romanian Government,
Sr. Unscd. Notes	EUR	2.88	10/28/24	15,350,000		18,799,136
Singapore--.6%
ABJA Investment,
Gtd. Bonds		5.95	7/31/24	9,300,000		9,489,488
Spain--2.2%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,500,000	c	2,966,383
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	4,500,000	c	5,562,963
Spanish Government,
Bonds	EUR	5.15	10/31/44	14,500,000	b	25,422,025
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,600,000		3,492,963
						37,444,334
Supranational--1.0%
Asian Development Bank,
Sr. Unscd. Notes	GBP	2.85	10/21/20	29,000,000		4,502,738
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		341,055
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	14,300,000		11,494,794
						16,338,587
Sweden--1.0%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	108,750,000		16,806,279
United Kingdom--8.6%
Bank of Scotland,
Sub. Bonds	GBP	9.38	5/15/21	3,820,000		7,716,639
Barclays,
Sub. Notes		4.38	9/11/24	8,600,000		8,730,144
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	586,421		885,930
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.81	2/15/17	4,785,000	b,c	5,410,841
HSBC Holdings,
Sub. Notes	EUR	3.38	1/10/24	6,175,000	c	7,467,413
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	5,325,000		8,439,618
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	3,250,000		4,553,874
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	7,850,000		8,810,416
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	2,615,000		4,963,466
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	35,590,000		77,736,157
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	6,425,000	b	10,258,013
						144,972,511
United States--22.7%
AECOM,
Gtd. Notes		5.75	10/15/22	8,285,000	b	8,688,894
Ally Financial,
Gtd. Notes		3.50	1/27/19	7,340,000		7,284,950
Bank of America,
Sub. Notes		4.25	10/22/26	7,685,000		7,991,078
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		2.85	3/25/34	2,099,793	c	2,106,254
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2005-PWR10, Cl. AJ		5.43	12/11/40	2,150,000	c	2,130,898
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR17, Cl. AJ		5.88	6/11/50	5,125,000	c	5,288,554
Bear Stearns Commercial Mortgage Securities Trust,

Ser. 2007-PWR18, Cl. AJ		6.16	6/11/50	3,300,000	c	3,290,074
Becton, Dickinson and Company,
Sr. Unscd. Notes		4.69	12/15/44	2,400,000		2,731,882
Calpine,
Sr. Unscd. Notes		5.38	1/15/23	7,410,000	e	7,521,150
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D		2.19	9/20/21	1,950,000		1,952,914
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D		3.39	7/22/19	3,375,000		3,443,020
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D		3.69	2/20/19	2,900,000		2,994,504
CCOH Safari,
Gtd. Notes		5.50	12/1/22	2,450,000		2,489,812
CCOH Safari,
Gtd. Notes		5.75	12/1/24	6,350,000		6,453,187
Citigroup Commercial Mortgage Trust,
Ser. 2013-375X, Cl. E		3.52	5/10/35	4,595,000	c	4,279,542
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E		3.52	5/10/35	4,670,000	b,c	4,349,393
Colony American Homes,
Ser. 2014-1A, Cl. C		2.10	5/17/31	2,925,000	b,c	2,874,955
Colony American Homes,
Ser. 2014-1A, Cl. D		2.40	5/17/31	2,075,000	b,c	2,039,312
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B		3.40	3/10/46	2,440,000	b	2,502,580
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C		3.78	3/10/46	1,700,000	b,c	1,748,028
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B		4.70	3/10/47	925,000		1,035,958
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B		5.01	8/10/46	3,775,000	b,c	4,294,410
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C		5.17	10/10/46	3,100,000	b,c	3,503,508
Federal National Mortgage Association Connecticut Avenue
Securities, Ser. 2014-C04, Ser. 1M1		2.12	11/25/24	8,467,719	c,f	8,489,159
Constellation Brands,
Gtd. Notes		4.75	11/15/24	2,095,000	e	2,199,750
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	4,238,971		4,294,491
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E		4.37	9/15/37	9,470,000	b	9,158,915
Dynegy Finance I/II,
Sr. Scd. Notes		7.38	11/1/22	2,695,000	b	2,785,956
Dynegy Finance I/II,
Sr. Scd. Notes		6.75	11/1/19	1,985,000	b	2,042,069
Dynegy Finance I/II,
Sr. Scd. Notes		7.63	11/1/24	675,000	b	696,094
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		5.05	12/5/31	3,117,000	b,c	3,271,865
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-DN3, Cl. M2		2.57	8/25/24	8,600,000	c,f	8,609,787
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-HQ2, Cl. M1		1.62	9/25/24	7,697,805	c,f	7,697,489
Freeport-McMoRan,
Gtd. Notes		3.88	3/15/23	3,970,000	e	3,560,661
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	4,620,000		3,882,385
Fresenius Medical Care II,
Gtd. Notes		4.13	10/15/20	3,575,000	b	3,686,719
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	3,495,000		3,984,300
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	3,515,000	b	3,608,003
INEOS Group Holdings,
Gtd. Notes		5.88	2/15/19	7,625,000		7,262,813
INEOS Group Holdings,
Gtd. Notes		6.13	8/15/18	775,000		753,688
JP Morgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	6,350,000	c	7,558,858
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	7,270,000		7,528,816
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	8,095,000		8,456,207
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	6,360,000		6,606,838
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	6,615,000	c	6,889,711

JPMBB Commercial Mortgage Securities Trust,
Ser. 2014-C24, Cl. B		4.12	11/15/47	2,975,000	c	3,197,792
JPMBB Commercial Mortgage Securities Trust,
Ser. 2014-C19, Cl. B		4.39	4/15/47	4,700,000	c	5,151,675
JPMorgan Chase & Co.,
Sub. Notes		3.88	9/10/24	9,525,000		9,845,669
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.95	11/25/36	2,850,000	c	2,639,553
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	9,100,000		9,795,750
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		0.99	2/25/34	806,353	c	774,308
Medtronic,
Sr. Unscd. Notes		4.63	3/15/45	6,765,000	b	7,820,428
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ		5.69	5/12/39	6,735,000	c	6,788,287
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	4,070,000	e	4,517,700
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ		5.24	12/12/49	4,550,000		4,600,662
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ		6.19	9/12/49	5,375,000	c	5,210,788
Mondelez International,
Sr. Unscd. Notes	EUR	1.13	1/26/17	6,475,000		7,424,234
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B		3.67	12/15/48	2,195,000	c	2,290,631
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	2,355,000		2,482,931
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.70	4/15/49	4,460,000	c	4,688,550
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		0.47	3/25/35	1,361,091	c	1,243,404
Morgan Stanley,
Sub. Notes		4.35	9/8/26	4,965,000		5,202,590
Morgan Stanley,
Sr. Unscd. Notes		4.30	1/27/45	3,250,000		3,421,970
Popular ABS Mortgage Pass-Through Trust,
Ser. 2006-D, Cl. A2		0.33	11/25/46	1,537,335	c	1,487,089
Santander Drive Auto Receivables Trust,
Ser. 2014-4, Cl. D		3.10	11/16/20	4,470,000		4,520,205
Sinclair Television Group,
Gtd. Notes		5.63	8/1/24	5,325,000	b	5,285,062
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A		6.25	6/25/34	4,285,000	c	4,413,479
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	3,825,000		3,920,625
T-Mobile USA,
Gtd. Notes		6.38	3/1/25	2,415,000		2,463,300
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	6,850,000		7,432,250
Time Warner,
Gtd. Debs.		4.65	6/1/44	3,465,000		3,883,499
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	2,215,000	b,c	2,305,152
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C		4.09	3/10/46	1,700,000	b,c	1,779,768
United Rentals North America,
Gtd. Notes		5.75	11/15/24	3,755,000		3,830,100
United Rentals North America,
Gtd. Notes		6.13	6/15/23	4,270,000		4,456,812
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	4,940,000	c	4,989,195
Wachovia Bank Commercial Mortgage Trust,
Ser. 2007-C32, Cl. AJ		5.72	6/15/49	5,205,000	c	5,346,841
Wells Fargo & Co.,
Sub. Notes		4.65	11/4/44	8,475,000		9,379,613
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1		2.69	4/25/35	3,471,803	c	3,492,394
Westlake Automobile Receivables Trust,
Ser. 2014-2A, Cl. D		2.86	7/15/21	5,675,000	b	5,703,352
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C		4.13	3/15/45	1,855,000	c	1,962,191
WFRBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. B		4.38	5/15/47	6,280,000		6,880,585
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	7,785,000	b,c	8,269,951
						382,917,816

Total Bonds And Notes
(cost $1,633,712,940)			1,594,685,972
	Face Amount
	Covered by
Options Purchased--.7%	Contracts ($)		Value ($)
Put Options
Euro,
April 2015 @ EUR 1.16	331,500,000		11,256,948
South African Rand,
February 2015 @ ZAR 11.1	17,200,000		812,348
Total Options Purchased
(cost $8,553,419)			12,069,296
	Principal
Short-Term Investments--1.4%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 2/19/15	16,900,000	g	16,899,932
0.03%, 5/21/15	7,245,000	g	7,244,616
Total Short-Term Investments
(cost $24,144,106)			24,144,548

Other Investment--4.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $78,680,998)	78,680,998	[h]	78,680,998

Investment of Cash Collateral for Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,190,937)	6,190,937	[h]	6,190,937
Total Investments (cost $1,751,282,400)	102.1%		1,715,771,751
Liabilities, Less Cash and Receivables	(2.1%)		(35,663,932)
Net Assets	100.0%		1,680,107,819

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NZD--New Zealand Dollar
PLN--Polish Zloty
SEK--Swedish Krona
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $279,435,008 or 16.6% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Principal amount for accrual purposes is periodically adjusted based on changes in the German Consumer Price Index.
e Security, or portion thereof, on loan. At January 31, 2015, the value of the fund's securities on loan was
$13,793,987 and the value of the collateral held by the fund was $15,623,263, consisting of cash collateral of
$6,190,937 and U.S. Government and Agency securities valued at $9,432,326.
f The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $34,836,672 of which $33,957,438 related to appreciated investment securities and $68,794,110 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	59.9
Securitized	14.0
Corporate-Investment Grade	10.8
Corporate-High Yield	10.2
Cash & Equivalents	5.0
U.S. Government	1.5
Options Purchased	.7
102.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)

Financial Futures Long
Australian 10 Year Bonds	867	88,949,635	March 2015	2,500,216
Japanese 10 Year Bonds	27	34,058,673	March 2015	175,511
U.S. Treasury 5 Year Notes	515	62,492,031	March 2015	256,676

Financial Futures Short
Euro 10 Year Bonds	78	14,048,567	March 2015	(81,739)
Euro-Bobl	457	67,592,580	March 2015	(300,613)
Euro-Buxl 30 Year Bonds	72	13,700,958	March 2015	(332,323)
U.S. Treasury 2 Year Notes	98	21,536,725	March 2015	(73,367)
U.S. Treasury 10 Year Notes	1,384	181,131,000	March 2015	(5,173,935)
U.S. Treasury Long Bonds	347	52,494,594	March 2015	(3,217,703)
U.S. Treasury Ultra Long Bonds	28	5,010,250	March 2015	(110,295)

Gross Unrealized Appreciation				2,932,403
Gross Unrealized Depreciation				(9,289,975)

STATEMENT OF OPTIONS WRITTEN
January 31, 2015 (Unaudited)

	Number
	of Contracts	Value ($)
Put Options:
Australian Dollar,
February 2015 @ AUD .79	33,200,000	(520,772)
Japanese Yen,
February 2015 @ JPY 123	170,000,000	(12)
(premiums received $1,194,761)		(520,784)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
2/3/2015 a	82,975,383	64,430,385	64,596,412	166,027

British Pound,
Expiring
2/27/2015 b	46,185,000	69,470,629	69,551,396	80,767

Canadian Dollar,
Expiring:
2/3/2015 a	49,663,205	39,365,913	39,083,344	(282,569)
2/27/2015 c	66,590,000	53,419,009	52,383,736	(1,035,273)

Euro,
Expiring
2/27/2015 b	9,466,000	10,719,886	10,699,020	(20,866)

Indian Rupee,
Expiring
3/31/2015 a	6,230,665,000	100,563,531	99,317,207	(1,246,324)

Japanese Yen,
Expiring
2/27/2015 b	12,522,040,000	106,415,113	106,663,150	248,037

Mexcian New Peso,
Expiring
2/27/2015 b	147,725,000	10,120,092	9,837,606	(282,486)

Norwegian Krone,
Expiring
2/27/2015 d	345,000,000	44,252,101	44,620,593	368,492

Singapore Dollar,
Expiring
2/27/2015 b	5,250,000	3,909,886	3,878,303	(31,583)

Sales:		Proceeds ($)

Australian Dollar,
Expiring:
2/27/2015 a	82,980,000	64,330,245	64,491,133	(160,888)
2/27/2015 d	136,290,000	107,729,749	105,923,072	1,806,677

Brazilian Real,
Expiring
3/3/2015 d	6,220,000	2,397,749	2,298,587	99,162

British Pound,
Expiring
2/27/2015 e	2,430,000	3,677,173	3,659,411	17,762

Canadian Dollar,
Expiring:
2/27/2015 a	49,670,000	39,357,076	39,073,437	283,639
2/27/2015 b	27,155,000	21,798,682	21,361,771	436,911

Euro,
Expiring:
2/2/2015 b	32,104,526	36,348,744	36,277,940	70,804
2/27/2015 a	40,000,000	44,871,920	45,210,311	(338,391)
2/27/2015 d	37,831,000	42,600,922	42,758,782	(157,860)
2/27/2015 f	70,620,000	79,600,039	79,818,804	(218,765)

Japanese Yen,
Expiring
2/27/2015 b	396,630,000	3,348,818	3,378,507	(29,689)

New Zealand Dollar,
Expiring:
2/27/2015 b	199,950,000	149,168,458	145,098,166	4,070,292
2/27/2015 d	5,800,000	4,206,615	4,208,899	(2,284)

Polish Zloty,
Expiring
2/27/2015 g	134,150,000	35,931,576	36,180,985	(249,409)

South African Rand,
Expiring
2/27/2015 d	195,200,000	16,995,490	16,693,037	302,453

South Korean Won,
Expiring
2/27/2015 d	74,734,410,000	69,262,660	68,265,104	997,556

Swedish Krona,

Expiring
2/27/2015 b	29,325,000	3,549,254	3,544,953	4,301

Swiss Franc,
Expiring
2/27/2015 b	3,750,000	4,297,995	4,089,870	208,125

Gross Unrealized Appreciation				9,161,005
Gross Unrealized Depreciation				(4,056,387)

Counterparties:
a	Citigroup
b	Goldman Sachs International
c	Credit Suisse International
d	JP Morgan Chase Bank
e	Bank of America
f	Morgan Stanley Capital Services
g	Barclays Bank

PORTFOLIO_ID	SECURITY_ID	LONG_SHORT_TX	SHARES_PAR_VALUE	TRANS_CURRENCY	CURRENT_PRICE	MARKET_VALUE
10071515	9IRSCE9E0	SHORT	137,700,000.00	USD	-	(7,934,260.23)
10071515	9IRSCI9A9	SHORT	29,400,000.00	USD	-	71,003.94
10071515	9IRSEU9W2	LONG	42,200,000.00	EUR	-	1,468,712.20
10071515	9IRSJP9E8	SHORT	86,400,000.00	USD	-	(4,222,238.40)
10071515	9IRSMX9M9	LONG	366,600,000.00	MXN	-	2,424,818.28
10071515	9IRSMX9O5	LONG	946,400,000.00	MXN	-	(973,984.78)
10071515	SL6Q2ZRX	SHORT	174,170,000.00	USD	-	(316,466.89)
10071515	SLL208QU	LONG	601,900,000.00	MXN	-	2,230,276.51
10071515	SLL208QX	LONG	1,669,300,000.00	MXN	-	(566,244.55)
10071515	SLQJ09YE	LONG	52,600,000.00	BRL	-	(88,462.09)

Notional	Reference		(Pay) /Receive	Implied Credit		Market	Upfront Premiums (Receivable)
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)
137,700,000	USD - 6 Month Libor	Deutsche	(2.48)	N/A	1/10/2021	(8,120,752)
29,400,000	USD - 6 Month Libor	Citibank	(0.84)	N/A	11/8/2022	29,369
42,200,000	EUR - 1 Year Libor	J.P. Morgan Chase	1.91	N/A	11/4/2016	1,668,167
86,400,000	USD - 6 Month Libor	J.P. Morgan Chase	(2.32)	N/A	6/4/2023	(4,514,271)
366,600,000	MXN - 28 Day Libor	Deutsche	6.74	N/A	1/2/2024	2,275,224
946,400,000	MXN - 28 Day Libor	J.P. Morgan Chase	3.30	N/A	1/10/2017	(1,022,352)
174,170,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(0.66)	N/A	7/21/2016	(337,829)
601,900,000	MXN - 28 Day Libor	Goldman, Sachs & Co.	6.16	N/A	10/31/2024	2,306,838
1,669,300,000	MXN - 28 Day Libor	Goldman, Sachs & Co.	3.30	N/A	11/9/2017	(649,026)
52,600,000	BRL - 1 Year Libor	Goldman, Sachs & Co.	11.99	N/A	1/2/2017	(90,538)

UPF_CRG_RMNG	P_ICM_AC_UNPD_AT	R_ICM_AC_UNPD_AT		P_ICM_AC_UNPD_AT	R_ICM_AC_UNPD_AT
-	(207,706.37)	21,214.21	(7,934,260)	207,706.37	21,214.21
-	(57,711.71)	16,076.90	71,004	57,711.71	16,076.90
-	(23,915.45)	238,003.73	1,468,712	23,915.45	238,003.73
-	(325,252.08)	33,219.36	(4,222,238)	325,252.08	33,219.36
-	(43,404.85)	88,895.28	2,424,818	43,404.85	88,895.28
-	(161,510.90)	112,052.45	(973,985)	161,510.90	112,052.45
-	(34,996.38)	13,634.61	(316,467)	34,996.38	13,634.61
-	(90,355.03)	168,662.83	2,230,277	90,355.03	168,662.83
-	(335,258.34)	250,589.45	(566,245)	335,258.34	250,589.45
-	(601,754.01)	665,593.23	(152,301)	601,754.01	665,593.23

		Gross Unrealized Appreciation
		Gross Unrealized Depreciation

Unrealized
Appreciation				From Report 10866
(Depreciation) ($)	Buy / Sell			pay	rec	total	Orig AP\DP	Total	Round
(8,120,752)	N/A	CLEAN	9IRSCE9E0			-	(8,120,752.39)	(8,120,752.39)	(8,120,752)
29,369	N/A	CLEAN	9IRSCI9A9			-	29,369.13	29,369.13	29,369
1,668,167	N/A	CLEAN	9IRSEU9W2	(1,634.28)	(16,267.51)	(14,633.23)	1,682,800.48	1,668,167.25	1,668,167
(4,514,271)	N/A	CLEAN	9IRSJP9E8			-	(4,514,271.12)	(4,514,271.12)	(4,514,271)
2,275,224	N/A	CLEAN	9IRSMX9M9	(957.16)	(196,042.00)	(195,084.84)	2,470,308.71	2,275,223.87	2,275,224
(1,022,352)	N/A	CLEAN	9IRSMX9O5	(3,561.86)	(2,471.14)	1,090.72	(1,023,443.23)	(1,022,352.51)	(1,022,353)
(337,829)	N/A	CLEAN	SL6Q2ZRX			-	(337,828.66)	(337,828.66)	(337,829)
2,306,838	N/A	CLEAN	SLL208QU	(2,014.54)	(3,760.57)	(1,746.03)	2,308,584.31	2,306,838.28	2,306,838
(649,026)	N/A	CLEAN	SLL208QX	(7,475.15)	(5,587.29)	1,887.86	(650,913.44)	(649,025.58)	(649,026)
(90,538)	N/A	DIRTY	SLQJ09YE	(19,568.99)	(21,645.05)	(2,076.06)	(88,462.09)	(90,538.15)	(90,538)

6,279,598
(14,734,768)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	59,829,445	-	59,829,445
Commercial Mortgage-Backed	-	135,618,348	-	135,618,348
Corporate Bonds+	-	364,935,363	-	364,935,363
Foreign Government	-	993,956,359	-	993,956,359
Mutual Funds	84,871,935	-	-	84,871,935
Residential Mortgage-Backed	-	40,346,457	-	40,346,457
U.S. Treasury	-	24,144,548	-	24,144,548
Other Financial Instruments:
Financial Futures++	2,932,403	-	-	2,932,403
Forward Foreign Currency Exchange Contracts++	-	9,161,005	-	9,161,005
Options Purchased		12,069,296	-	12,069,296
Swaps++	-	6,279,598	-	6,279,598
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(9,289,975)	-	-	(9,289,975)
Forward Foreign Currency Exchange Contracts++	-	(4,056,387)	-	(4,056,387)
Swaps++	-	(14,734,768)	-	(14,734,768)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)